Earnings Per Share - Schedule of Computation of Basic and Dilutive Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic:
Net loss attributable to common shareholders (in Dollars)	$ (6,660,038)	$ (47,457,768)
Weighted-average common shares outstanding	42,806,029	25,257,473
Net loss per share – basic: (in Dollars per share)	$ (0.16)	$ (1.88)
Diluted:
Net loss attributable to common and common equivalent shareholders (in Dollars)	$ (6,660,038)	$ (47,457,768)
Weighted-average common stock outstanding	42,806,029	25,257,473
Total common and common equivalent shares outstanding	42,806,029	25,257,473
Net loss per share – diluted: (in Dollars per share)	$ (0.16)	$ (1.88)